Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,708,440	$ 4,262,052	$ 4,296,745
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	4,838,062	4,656,716	4,387,016
Cost of retirement of utility plant, net	(452,834)	(502,587)	(436,120)
Stock option grants	75,310	84,840	0
Deferred taxes and investment tax credits	859,788	786,990	2,410,468
Other noncash items, net	38,073	39,186	35,865
Changes in assets and liabilities which provided (used) cash:
Accounts receivable and customer deposits, net	12,424	(374,682)	(51,234)
Inventories and gas in storage	(1,219,641)	(997,378)	3,394,448
Over/under recovery of gas costs	(1,208,134)	1,714,497	(1,042,670)
Other assets	(306,744)	1,106,590	(418,598)
Accounts payable, customer credit balances and accrued expenses, net	(505,006)	(739,154)	(792,879)
Total adjustments	2,131,298	5,775,018	7,486,296
Net cash provided by operating activities	6,839,738	10,037,070	11,783,041
CASH FLOWS FROM INVESTING ACTIVITIES:
Expenditures for utility property	(14,715,428)	(9,977,433)	(8,683,658)
Proceeds from disposal of utility property	16,858	29,923	32,943
Net cash used in investing activities	(14,698,570)	(9,947,510)	(8,650,715)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on collection of notes	0	1,142,770	277,770
Borrowings under line-of-credit	25,363,774	4,354,402	0
Repayments under line-of-credit	(16,318,724)	(4,354,402)	0
Proceeds from issuance of unsecured notes	30,500,000	0	0
Retirement of note payable	(15,000,000)	0	0
Retirement of long-term debt	(13,000,000)	0	0
Early termination fees	(2,237,961)	0	0
Debt issuance expenses	(193,081)	0	0
Proceeds from issuance of stock	213,391	737,076	774,696
Cash dividends paid	(3,465,034)	(8,033,053)	(3,226,350)
Net cash provided by (used in) financing activities	5,862,365	(6,153,207)	(2,173,884)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,996,467)	(6,063,647)	958,442
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,846,224	8,909,871	7,951,429
CASH AND CASH EQUIVALENTS AT END OF YEAR	849,757	2,846,224	8,909,871
Cash paid during the year for:
Interest	1,966,263	1,803,528	1,783,918
Income taxes	$ 2,387,000	$ 622,076	$ 525,000